Income taxes (Income Before Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
PRC	$ 247,420,740	$ 173,729,290	$ 100,129,993
Non PRC	(15,138,254)	(12,086,672)	(11,674,365)
Income from operations before income taxes	$ 232,282,486	$ 161,642,618	$ 88,455,628